Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 19, 2014 to the

Statement of Additional Information

dated April 1, 2014 (as revised September 15, 2014) (as supplemented thereafter)

Disclosure Relating to All Series

Effective January 1, 2015, the subsection captioned “AllianzGI U.S.—Other Accounts Managed” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby restated in its entirety as follows:

The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers, including amounts managed by a team, committee, or other group that includes the portfolio manager. Except as noted below, the information is as of November 30, 2013.

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
K. Mathew Axline	5	673.4	15	1,075.7	2	33.3
Zeke Diwan**	3	1,233	0	0	0	0
James Dudnick, CFA*	2	344.4	6	467.1	0	0
Douglas G. Forsyth, CFA	8	12,026.9	17	2,698.3	1	1,737.7
Kunal Ghosh	4	883.8	10	260.3	5	328.3
Steven Gish, CFA*	2	344.4	6	467.1	0	0
Daniel Ha**	0	0	0	0	0	0
Justin Kass, CFA	8	12,026.9	17	2,698.3	1	1,737.7
Robert S. Marren	5	673.4	15	1,075.7	2	33.3
John C. McCraw	5	673.4	15	1,075.7	2	33.3
Greg Saichin**	3	1,233	0	0	0	0
William L. Stickney	8	12,026.9	17	2,698.3	1	1,737.7
Greg P. Tournant	7	1,666.1	3	12.2	1	0.5
Steven G. Bond-Nelson	7	1,666.1	3	12.2	1	0.5
Trevor Taylor	7	1,666.1	3	12.2	1	0.5
Mark P. Roemer	4	883.8	10	260.3	5	328.3
Steven Tael, PhD, CFA	4	883.8	10	260.3	5	328.3
Paul Pietranico	4	1,182.5	0	0	0	0
James Macey, CFA, CAIA	4	1,182.5	0	0	0	0
Rahul Malhotra***	4	1,282.0	1	36.0	0	0
Claudio Marsala***	2	4,610.0	3	354.3	0	0
Andreas Fruschki	0	0	0	0	0	0
Christina Chung	9	2,055.5	12	1,530.1	1	415.6
Andrew Neville	6	2,832.1	24	5,020.4	3	295.5
Dennis Lai	6	694.7	2	62.4	0	0
Koji Nakatsuka	1	24.3	0	0	0	0
Frank Hansen	6	2,832.1	24	5,020.4	3	295.5
Bjoern Mehrmann	6	2,832.1	24	5,020.4	3	295.5
Michael Stamos	10	362.8	15	2,102.9	3	4,408.7
Giorgio Carlino***	2	4,610.0	3	354.3	0	0
Stephen Lyford	5	673.4	15	1,075.7	2	33.3
Andreas E. F. Utermann	25	7,323.8	0	0	0	0
Armin Kayser	25	7,323.8	0	0	0	0
Eric Boess, CFA	26	7,330.0	0	0	0	0
Karl Happe	25	7,323.8	0	0	0	0
Steven J. Berexa, CFA	8	1,627.0	3	93.0	1	4,392.0
Dr. Klaus Teloeken	3	915.2	2	540.2	0	0
Dr. Rainer Tafelmayer	3	915.2	2	540.2	0	0
Karsten Niemann***	13	5,532	55	17,837	1	2,133
Jie Wei***	8	1,033	8	211	8	413
Lu Yu***	8	1,033	8	211	8	413
Dr. Michael Heldmann, CFA***	8	1,033	8	211	8	413
Paul Schofield***	2	209	4	1,507	0	0
Jeremy Kent***	2	209	4	1,507	0	0

*	Information provided as of February 28, 2014.
**	Information provided as of April 30, 2014.
***	Information provided as of September 30, 2014.

The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle:

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
K. Mathew Axline	1	51.4	2	160.2	0	0
Zeke Diwan**	0	0	0	0	0	0
James Dudnick, CFA*	0	0	0	0	0	0
Douglas G. Forsyth, CFA	2	587.2	1	215.6	0	0
Kunal Ghosh	1	320.4	0	0	0	0
Steven Gish, CFA*	0	0	0	0	0	0
Daniel Ha**	0	0	0	0	0	0
Justin Kass, CFA	2	587.2	1	215.6	0	0
Robert S. Marren	1	51.4	2	160.2	0	0
John C. McCraw	1	51.4	2	160.2	0	0
Greg Saichin**	0	0	0	0	0	0
William L. Stickney	2	587.2	1	215.6	0	0
Greg P. Tournant	7	1,666.1	0	0	0	0
Steven G. Bond-Nelson	7	1,666.1	0	0	0	0
Trevor Taylor	7	1,666.1	0	0	0	0
Mark P. Roemer	1	320.4	0	0	0	0
Steven Tael, PhD, CFA	1	320.4	0	0	0	0
Paul Pietranico	0	0	0	0	0	0
James Macey, CFA, CAIA	0	0	0	0	0	0
Rahul Malhotra***	1	35.0	0	0	0	0
Claudio Marsala***	0	0	0	0	0	0
Andreas Fruschki	0	0	0	0	0	0
Christina Chung	0	0	0	0	0	0
Andrew Neville	2	1,345.5	7	932.4	0	0
Dennis Lai	0	0	0	0	0	0
Koji Nakatsuka	0	0	0	0	0	0
Frank Hansen	2	1,345.5	7	932.4	0	0
Bjoern Mehrmann	2	1,345.5	7	932.4	0	0
Michael Stamos	0	0	0	0	0	0
Giorgio Carlino***	0	0	0	0	0	0
Stephen Lyford	1	51.4	2	160.2	0	0
Andreas E. F. Utermann	4	1,221.5	0	0	0	0
Armin Kayser	4	1,221.5	0	0	0	0
Eric Boess, CFA	4	1,231.0	0	0	0	0
Karl Happe	4	1,221.5	0	0	0	0
Steven J. Berexa, CFA	1	235.0	0	0	0	0
Dr. Klaus Teloeken	3	915.2	2	540.2	0	0
Dr. Rainer Tafelmayer	3	915.2	2	540.2	0	0
Karsten Niemann***	1	293	2	560	0	0
Jie Wei***	1	262	0	0	0	0
Lu Yu***	1	262	0	0	0	0
Dr. Michael Heldmann, CFA***	1	293	2	560	0	0
Paul Schofield***	0	0	1	31	0	0
Jeremy Kent***	0	0	1	31	0	0

*	Information provided as of February 28, 2014.
**	Information provided as of April 30, 2014.
***	Information provided as of September 30, 2014.

Effective January 1, 2015, the subsection captioned “AllianzGI U.S.—Securities Ownership” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby restated in its entirety as follows:

The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages. Except as noted below, the information is as of November 30, 2013. Because the Emerging Markets Debt Fund is newly formed, no portfolio manager beneficially owned any securities of that Fund as of September 15, 2014. Because the Best Styles Emerging Markets Equity Fund, Best Styles International Equity Fund, Best Styles U.S. Equity Fund, Emerging Markets Consumer Fund, Emerging Markets Small-Cap Fund and Global Sustainability Fund are newly formed, no portfolio manager beneficially owned any securities in those Funds as of the date of this Statement of Additional Information.

Dollar Range of Equity Securities
Best Styles Global Equity Fund
Dr. Klaus Teloeken*	$0
Dr. Rainer Tafelmayer*	$0
Convertible Fund
Douglas G. Forsyth, CFA	Over $1,000,000
Justin Kass, CFA	Over $1,000,000
Global Fundamental Strategy Fund
Andreas E. F. Utermann	$0
Armin Kayser	$0
Eric Boess, CFA	$0
Karl Happe	$0
Steven J. Berexa, CFA	$0
Global Allocation Fund
Giorgio Carlino**	$50,001 - $100,000
Paul Pietranico	$0
James Macey, CFA, CAIA	$100,001 - $500,000
Rahul Malhotra	$10,001 - $50,000
Global Growth Allocation Fund
Giorgio Carlino**	$0
Claudio Marsala**	$0
James Macey, CFA, CAIA	$0
Global Managed Volatility
Kunal Ghosh	$10,001 - $50,000

Mark P. Roemer	$0
Steven Tael, PhD, CFA	$0
High Yield Bond Fund
Douglas G. Forsyth, CFA	Over $1,000,000
William L. Stickney	Over $1,000,000
Micro Cap Fund
K. Mathew Axline	$100,001 - $500,000
John C. McCraw	$100,001 - $500,000
Robert S. Marren	$100,001 - $500,000
Stephen Lyford	$50,001 - $100,000
Multi-Asset Real Return Fund
Dr. Michael Stamos	$0
James Macey, CFA, CAIA*	$0
Giorgio Carlino	$10,001 - $50,000
Retirement 2015 Fund
Paul Pietranico	$0
James Macey, CFA, CAIA	$0
Claudio Marsala**	$0
Rahul Malhotra**	$0
Retirement 2020 Fund
Paul Pietranico	$0
James Macey, CFA, CAIA	$0
Claudio Marsala**	$0
Rahul Malhotra**	$0
Retirement 2025 Fund
Paul Pietranico	$0
James Macey, CFA, CAIA	$0
Claudio Marsala**	$0
Rahul Malhotra**	$0
Retirement 2030 Fund
Paul Pietranico	$100,001 - $500,000
James Macey, CFA, CAIA	$0
Claudio Marsala**	$50,001 - $100,000
Rahul Malhotra**	$0
Retirement 2035 Fund
Paul Pietranico	$0
James Macey, CFA, CAIA	$0
Claudio Marsala**	$0
Rahul Malhotra**	$10,001 - $50,000
Retirement 2040 Fund
Paul Pietranico	$0
James Macey, CFA, CAIA	$100,001 - $500,000
Claudio Marsala**	$0
Rahul Malhotra**	$0
Retirement 2045 Fund
Paul Pietranico	$0
James Macey, CFA, CAIA	$0
Claudio Marsala**	$0
Rahul Malhotra**	$0
Retirement 2050 Fund
Paul Pietranico	$100,001 - $500,000
James Macey, CFA, CAIA	$0
Claudio Marsala**	$0
Rahul Malhotra**	$0
Retirement 2055 Fund
Paul Pietranico	$0

James Macey, CFA, CAIA	$0
Claudio Marsala**	$0
Rahul Malhotra**	$0
Retirement Income Fund
Paul Pietranico	$0
James Macey, CFA, CAIA	$10,001 - $50,000
Rahul Malhotra**	$0
Claudio Marsala**	$0
Structured Return Fund
Greg P. Tournant	$100,001 - $500,000
Stephen G. Bond-Nelson	$10,001 - $50,000
Trevor Taylor	$100,001 - $500,000
Ultra Micro Cap Fund
K. Mathew Axline	$50,001 - $100,000
John C. McCraw	Over $1,000,000
Robert S. Marren	$500,001 - $1,000,000
Stephen Lyford	$100,001 - $500,000
U.S. Small-Cap Growth Fund
K. Mathew Axline	$100,001 - $500,000
John C. McCraw	$100,001 - $500,000
Robert S. Marren	$100,001 - $500,000
Stephen Lyford	$100,001 - $500,000
U.S. Equity Hedged Fund
Greg P. Tournant	$100,001 - $500,000
Stephen G. Bond-Nelson	$10,001 - $50,000
Trevor Taylor	$100,001 - $500,000
China Equity Fund
Christina Chung	$0
Global Water Fund
Andreas Fruschki	$0
International Small-Cap Fund
Andrew Neville	$0
Dennis Lai	$0
Koji Nakatsuka	$0
Frank Hansen	$0
Bjoern Mehrmann	$0
Short Duration High Income Fund
James Dudnick, CFA*	$50,001 - $100,000
Douglas G. Forsyth, CFA	$0
Steven Gish, CFA*	$100,001 - $500,000

*	Information provided as of February 28, 2014.
**	Information provided as of September 30, 2014.

Please retain this Supplement for future reference.